Vanguard 500 Index Fund

Schedule of Investments (unaudited)
As of March 31, 2021

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)
Communication Services (10.9%)
*	Facebook Inc. Class A	49,243,244	14,503,613
*	Alphabet Inc. Class A	6,156,566	12,698,041
*	Alphabet Inc. Class C	5,900,928	12,206,837
*	Walt Disney Co.	37,160,879	6,856,925
	Comcast Corp. Class A	93,577,330	5,063,469
	Verizon Communications Inc.	84,714,787	4,926,165
*	Netflix Inc.	8,966,719	4,677,579
	AT&T Inc.	145,995,707	4,419,290
*	Charter Communications Inc. Class A	2,894,995	1,786,270
*	T-Mobile US Inc.	11,957,709	1,498,181
	Activision Blizzard Inc.	15,859,967	1,474,977
*	Twitter Inc.	16,338,900	1,039,644
	Electronic Arts Inc.	5,888,127	797,076
^	ViacomCBS Inc. Class B	12,029,206	542,517
*	Take-Two Interactive Software Inc.	2,358,223	416,698
	Omnicom Group Inc.	4,399,749	326,241
	Lumen Technologies Inc.	20,200,987	269,683
	News Corp. Class A	10,335,541	262,833
*	Live Nation Entertainment Inc.	2,937,965	248,699
	Fox Corp. Class A	6,877,798	248,357
	Interpublic Group of Cos. Inc.	7,997,026	233,513
*	Discovery Inc. Class C	6,066,774	223,803
*	DISH Network Corp. Class A	5,067,447	183,442
*,^	Discovery Inc. Class A	3,212,390	139,611
	Fox Corp. Class B	3,107,041	108,529
	News Corp. Class B	14,719	345
			75,152,338
Consumer Discretionary (12.4%)
*	Amazon.com Inc.	8,762,435	27,111,675
*	Tesla Inc.	15,719,777	10,499,711
	Home Depot Inc.	22,039,733	6,727,628
	NIKE Inc. Class B	26,028,758	3,458,962
	McDonald's Corp.	15,263,081	3,421,067
	Lowe's Cos. Inc.	14,964,596	2,845,967
	Starbucks Corp.	24,101,263	2,633,545
	Target Corp.	10,253,275	2,030,866
*	Booking Holdings Inc.	838,535	1,953,652
	TJX Cos. Inc.	24,578,752	1,625,884
*	General Motors Co.	25,957,394	1,491,512
	Dollar General Corp.	5,015,175	1,016,175
*	Ford Motor Co.	79,996,711	979,960
	Ross Stores Inc.	7,287,918	873,894
*	Chipotle Mexican Grill Inc. Class A	576,057	818,473
	eBay Inc.	13,233,733	810,434

* Marriott International Inc. Class A	5,445,954	806,600
* Aptiv plc	5,527,947	762,304
* O'Reilly Automotive Inc.	1,437,469	729,156
* Hilton Worldwide Holdings Inc.	5,683,330	687,228
Yum! Brands Inc.	6,142,988	664,548
* AutoZone Inc.	454,157	637,773
DR Horton Inc.	6,776,204	603,895
Lennar Corp. Class A	5,559,515	562,790
* Dollar Tree Inc.	4,815,421	551,173
Best Buy Co. Inc.	4,718,837	541,770
VF Corp.	6,575,870	525,544
* Etsy Inc.	2,580,901	520,490
* Expedia Group Inc.	2,832,679	487,561
* CarMax Inc.	3,328,481	441,556
* Carnival Corp.	16,337,344	433,593
Tractor Supply Co.	2,380,075	421,464
* Las Vegas Sands Corp.	6,726,196	408,684
Garmin Ltd.	3,057,996	403,197
* Royal Caribbean Cruises Ltd.	4,479,902	383,524
Darden Restaurants Inc.	2,669,011	379,000
* Caesars Entertainment Inc.	4,263,775	372,867
* Ulta Beauty Inc.	1,153,847	356,735
Genuine Parts Co.	2,956,842	341,781
* NVR Inc.	70,901	334,010
MGM Resorts International	8,409,366	319,472
* Penn National Gaming Inc.	3,043,328	319,063
* L Brands Inc.	4,780,619	295,729
Domino's Pizza Inc.	794,209	292,102
PulteGroup Inc.	5,441,044	285,328
Pool Corp.	823,847	284,425
Whirlpool Corp.	1,284,385	283,014
* Wynn Resorts Ltd.	2,152,924	269,912
Hasbro Inc.	2,613,993	251,257
Advance Auto Parts Inc.	1,340,874	246,037
* LKQ Corp.	5,709,693	241,691
* Tapestry Inc.	5,688,522	234,424
* Mohawk Industries Inc.	1,207,144	232,146
BorgWarner Inc.	4,891,479	226,769
Newell Brands Inc.	7,733,171	207,094
* Norwegian Cruise Line Holdings Ltd.	7,432,574	205,065
* PVH Corp.	1,456,745	153,978
Hanesbrands Inc.	7,136,111	140,367
* Gap Inc.	4,208,826	125,339
Leggett & Platt Inc.	2,720,827	124,206
* Ralph Lauren Corp. Class A	988,525	121,747
* Under Armour Inc. Class A	3,865,168	85,652
* Under Armour Inc. Class C	3,987,311	73,606
Lennar Corp. Class B	76,975	6,338
		85,681,409
Consumer Staples (6.1%)
Procter & Gamble Co.	50,411,128	6,827,179
Coca-Cola Co.	79,397,008	4,185,016
PepsiCo Inc.	28,242,983	3,994,970
Walmart Inc.	28,380,588	3,854,935
Costco Wholesale Corp.	9,061,715	3,194,073
Philip Morris International Inc.	31,880,472	2,829,073
Altria Group Inc.	38,049,091	1,946,591

Mondelez International Inc. Class A	28,908,167	1,691,995
Colgate-Palmolive Co.	17,371,028	1,369,358
Estee Lauder Cos. Inc. Class A	4,703,033	1,367,877
Kimberly-Clark Corp.	6,919,350	962,136
Sysco Corp.	10,448,873	822,744
Walgreens Boots Alliance Inc.	14,681,714	806,026
Constellation Brands Inc. Class A	3,480,803	793,623
General Mills Inc.	12,517,786	767,591
* Monster Beverage Corp.	7,569,323	689,490
Archer-Daniels-Midland Co.	11,432,645	651,661
Kraft Heinz Co.	13,273,564	530,943
Kroger Co.	14,589,298	525,069
Clorox Co.	2,575,740	496,809
Hershey Co.	3,001,058	474,647
McCormick & Co. Inc.	5,094,696	454,243
Tyson Foods Inc. Class A	6,033,040	448,255
Church & Dwight Co. Inc.	5,016,026	438,150
Conagra Brands Inc.	9,998,931	375,960
Kellogg Co.	5,209,911	329,787
J M Smucker Co.	2,242,856	283,789
Hormel Foods Corp.	5,748,350	274,656
Brown-Forman Corp. Class B	3,737,780	257,795
Lamb Weston Holdings Inc.	2,995,007	232,053
Campbell Soup Co.	4,157,468	208,996
* Molson Coors Beverage Co. Class B	3,852,947	197,078
		42,282,568
Energy (2.8%)
Exxon Mobil Corp.	86,665,827	4,838,553
Chevron Corp.	39,436,090	4,132,508
ConocoPhillips	27,733,430	1,469,040
EOG Resources Inc.	11,946,320	866,467
Schlumberger Ltd.	28,624,244	778,293
Phillips 66	8,942,426	729,165
Marathon Petroleum Corp.	13,333,384	713,203
Pioneer Natural Resources Co.	4,212,365	669,008
Kinder Morgan Inc.	39,858,935	663,651
Valero Energy Corp.	8,364,837	598,922
Williams Cos. Inc.	21,251,997	503,460
ONEOK Inc.	9,110,275	461,526
Occidental Petroleum Corp.	17,157,045	456,720
Hess Corp.	5,591,233	395,636
Halliburton Co.	18,184,076	390,230
Baker Hughes Co. Class A	14,928,656	322,608
Diamondback Energy Inc.	3,699,822	271,900
Devon Energy Corp.	12,125,948	264,952
Marathon Oil Corp.	16,167,861	172,673
Cabot Oil & Gas Corp.	8,168,942	153,413
APA Corp.	7,737,261	138,497
HollyFrontier Corp.	3,060,344	109,499
* NOV Inc.	7,952,244	109,105
		19,209,029
Financials (11.3%)
* Berkshire Hathaway Inc. Class B	38,732,496	9,894,991
JPMorgan Chase & Co.	62,469,386	9,509,715
Bank of America Corp.	155,526,918	6,017,336
Wells Fargo & Co.	84,631,168	3,306,540

Citigroup Inc.	42,730,365	3,108,634
Morgan Stanley	30,720,247	2,385,734
Goldman Sachs Group Inc.	7,043,513	2,303,229
BlackRock Inc.	2,905,935	2,190,959
Charles Schwab Corp.	30,636,089	1,996,860
American Express Co.	13,358,200	1,889,384
S&P Global Inc.	4,927,399	1,738,731
Truist Financial Corp.	27,579,311	1,608,425
US Bancorp	27,983,681	1,547,777
PNC Financial Services Group Inc.	8,680,301	1,522,612
CME Group Inc.	7,349,260	1,500,939
Chubb Ltd.	9,216,655	1,455,955
Intercontinental Exchange Inc.	11,498,618	1,284,166
Marsh & McLennan Cos. Inc.	10,403,626	1,267,162
Capital One Financial Corp.	9,400,541	1,196,031
Progressive Corp.	11,991,042	1,146,464
Aon plc Class A	4,626,254	1,064,547
Moody's Corp.	3,293,887	983,588
MetLife Inc.	15,388,960	935,495
American International Group Inc.	17,702,936	818,053
T. Rowe Price Group Inc.	4,666,410	800,756
Bank of New York Mellon Corp.	16,516,735	781,076
Travelers Cos. Inc.	5,163,407	776,576
Prudential Financial Inc.	8,125,270	740,212
Allstate Corp.	6,200,880	712,481
MSCI Inc. Class A	1,690,548	708,813
Aflac Inc.	13,111,429	671,043
Willis Towers Watson plc	2,640,633	604,388
First Republic Bank	3,602,970	600,795
Discover Financial Services	6,278,987	596,441
Ameriprise Financial Inc.	2,389,324	555,398
* SVB Financial Group	1,105,086	545,537
Fifth Third Bancorp	14,558,966	545,233
Arthur J Gallagher & Co.	3,967,406	495,013
Hartford Financial Services Group Inc.	7,320,543	488,939
Synchrony Financial	11,121,362	452,195
Northern Trust Corp.	4,264,920	448,286
State Street Corp.	5,298,947	445,165
Regions Financial Corp.	19,659,653	406,168
M&T Bank Corp.	2,633,329	399,239
KeyCorp	19,826,570	396,135
MarketAxess Holdings Inc.	777,870	387,317
Citizens Financial Group Inc.	8,699,502	384,083
Nasdaq Inc.	2,360,611	348,096
Huntington Bancshares Inc.	20,817,547	327,252
Cincinnati Financial Corp.	3,069,407	316,425
Principal Financial Group Inc.	5,188,334	311,092
Raymond James Financial Inc.	2,508,185	307,403
Loews Corp.	4,645,673	238,230
Lincoln National Corp.	3,692,359	229,923
Cboe Global Markets Inc.	2,193,904	216,516
W R Berkley Corp.	2,867,666	216,079
Comerica Inc.	2,849,318	204,410
Everest Re Group Ltd.	818,744	202,893
Invesco Ltd.	7,701,001	194,219
Globe Life Inc.	1,944,765	187,923
Zions Bancorp NA	3,360,078	184,670

Assurant Inc.	1,185,070	168,007
Franklin Resources Inc.	5,588,887	165,431
People's United Financial Inc.	8,719,928	156,087
Unum Group	4,174,626	116,180
* Berkshire Hathaway Inc. Class A	199	76,755
		77,782,207
Health Care (13.0%)
Johnson & Johnson	53,813,188	8,844,197
UnitedHealth Group Inc.	19,352,230	7,200,384
Abbott Laboratories	36,265,787	4,346,092
Pfizer Inc.	114,181,944	4,136,812
Merck & Co. Inc.	51,799,534	3,993,226
AbbVie Inc.	36,150,469	3,912,204
Thermo Fisher Scientific Inc.	8,061,241	3,678,989
Medtronic plc	27,597,207	3,260,058
Eli Lilly and Co.	16,284,907	3,042,346
Amgen Inc.	11,823,731	2,941,863
Danaher Corp.	12,975,977	2,920,633
Bristol-Myers Squibb Co.	45,865,663	2,895,499
CVS Health Corp.	26,844,835	2,019,537
Anthem Inc.	5,013,533	1,799,608
* Intuitive Surgical Inc.	2,409,818	1,780,711
Cigna Corp.	7,202,762	1,741,196
Gilead Sciences Inc.	25,724,437	1,662,570
Stryker Corp.	6,700,315	1,632,063
Zoetis Inc.	9,727,403	1,531,871
Becton Dickinson and Co.	5,948,044	1,446,267
* Illumina Inc.	2,986,699	1,147,072
* Vertex Pharmaceuticals Inc.	5,321,689	1,143,578
* Boston Scientific Corp.	29,011,331	1,121,288
Humana Inc.	2,637,952	1,105,961
* Edwards Lifesciences Corp.	12,784,918	1,069,331
HCA Healthcare Inc.	5,427,788	1,022,270
* Regeneron Pharmaceuticals Inc.	2,155,262	1,019,741
* Biogen Inc.	3,118,531	872,409
Baxter International Inc.	10,340,613	872,127
* IDEXX Laboratories Inc.	1,748,696	855,654
* Align Technology Inc.	1,474,366	798,413
Agilent Technologies Inc.	6,238,056	793,106
* Centene Corp.	11,906,686	760,956
* IQVIA Holdings Inc.	3,916,076	756,351
* Dexcom Inc.	1,968,799	707,567
* Alexion Pharmaceuticals Inc.	4,501,097	688,263
Zimmer Biomet Holdings Inc.	4,255,577	681,233
McKesson Corp.	3,255,649	634,982
ResMed Inc.	2,979,354	578,054
* Mettler-Toledo International Inc.	479,293	553,914
* Laboratory Corp. of America Holdings	1,997,959	509,539
Cerner Corp.	6,268,369	450,570
West Pharmaceutical Services Inc.	1,516,874	427,425
Teleflex Inc.	955,976	397,170
* Hologic Inc.	5,275,578	392,398
Cooper Cos. Inc.	1,006,115	386,439
* Catalent Inc.	3,483,388	366,836
Cardinal Health Inc.	6,011,946	365,226
* Waters Corp.	1,273,509	361,893
AmerisourceBergen Corp. Class A	3,018,098	356,347

Quest Diagnostics Inc.	2,731,314	350,537
* Viatris Inc.	24,712,561	345,234
STERIS plc	1,747,990	332,957
* Varian Medical Systems Inc.	1,879,642	331,813
* Incyte Corp.	3,824,100	310,785
* ABIOMED Inc.	926,161	295,195
PerkinElmer Inc.	2,294,556	294,369
Dentsply Sirona Inc.	4,482,295	286,015
* Bio-Rad Laboratories Inc. Class A	441,177	251,987
Universal Health Services Inc. Class B	1,593,561	212,565
* Henry Schein Inc.	2,915,734	201,885
* DaVita Inc.	1,477,881	159,271
Perrigo Co. plc	2,723,723	110,229
		89,465,081
Industrials (8.8%)
Honeywell International Inc.	14,238,273	3,090,702
Union Pacific Corp.	13,712,389	3,022,348
* Boeing Co.	11,231,210	2,860,814
Caterpillar Inc.	11,163,088	2,588,385
United Parcel Service Inc. Class B	14,729,295	2,503,833
Raytheon Technologies Corp.	31,106,057	2,403,565
Deere & Co.	6,416,534	2,400,682
General Electric Co.	179,491,983	2,356,730
3M Co.	11,855,003	2,284,222
Lockheed Martin Corp.	5,046,108	1,864,537
CSX Corp.	15,609,373	1,505,056
FedEx Corp.	4,992,167	1,417,975
Norfolk Southern Corp.	5,156,872	1,384,723
Illinois Tool Works Inc.	5,899,107	1,306,770
Eaton Corp. plc	8,149,333	1,126,890
Emerson Electric Co.	12,283,339	1,108,203
Waste Management Inc.	7,969,481	1,028,222
Northrop Grumman Corp.	3,174,018	1,027,239
Johnson Controls International plc	14,745,328	879,854
Roper Technologies Inc.	2,148,345	866,513
General Dynamics Corp.	4,746,868	861,841
L3Harris Technologies Inc.	4,208,424	852,963
Parker-Hannifin Corp.	2,642,414	833,497
Trane Technologies plc	4,881,164	808,126
Cummins Inc.	3,030,028	785,111
IHS Markit Ltd.	7,632,094	738,634
* Southwest Airlines Co.	12,092,476	738,367
Carrier Global Corp.	16,729,095	706,302
PACCAR Inc.	7,101,991	659,917
* TransDigm Group Inc.	1,119,669	658,276
Stanley Black & Decker Inc.	3,294,170	657,747
Rockwell Automation Inc.	2,378,396	631,321
* Delta Air Lines Inc.	13,064,649	630,761
Cintas Corp.	1,806,366	616,531
AMETEK Inc.	4,719,933	602,877
Fastenal Co.	11,759,890	591,287
Verisk Analytics Inc. Class A	3,332,477	588,815
Otis Worldwide Corp.	8,345,165	571,227
Kansas City Southern	1,860,338	490,980
Fortive Corp.	6,923,050	489,044
* United Rentals Inc.	1,478,303	486,820
Old Dominion Freight Line Inc.	1,963,504	472,046

* Copart Inc.	4,258,596	462,526
Equifax Inc.	2,493,717	451,687
Republic Services Inc. Class A	4,307,102	427,911
* Generac Holdings Inc.	1,286,775	421,354
Dover Corp.	2,940,206	403,190
Xylem Inc.	3,692,442	388,371
* Ingersoll Rand Inc.	7,629,324	375,439
* United Airlines Holdings Inc.	6,521,214	375,231
Expeditors International of Washington Inc.	3,468,502	373,523
WW Grainger Inc.	900,383	360,991
Jacobs Engineering Group Inc.	2,662,414	344,170
IDEX Corp.	1,553,919	325,266
Masco Corp.	5,262,704	315,236
* Teledyne Technologies Inc.	757,818	313,471
* American Airlines Group Inc.	13,088,956	312,826
Wabtec Corp.	3,634,059	287,672
JB Hunt Transport Services Inc.	1,709,071	287,244
Fortune Brands Home & Security Inc.	2,837,859	271,924
Leidos Holdings Inc.	2,729,538	262,800
CH Robinson Worldwide Inc.	2,738,487	261,334
Textron Inc.	4,643,845	260,427
* Howmet Aerospace Inc.	7,986,050	256,592
Snap-on Inc.	1,109,407	255,985
Quanta Services Inc.	2,831,871	249,148
Allegion plc	1,856,919	233,266
Pentair plc	3,398,788	211,812
A O Smith Corp.	2,773,284	187,502
Nielsen Holdings plc	7,330,094	184,352
Robert Half International Inc.	2,315,148	180,744
* Alaska Air Group Inc.	2,542,202	175,946
Huntington Ingalls Industries Inc.	823,849	169,589
Rollins Inc.	4,534,265	156,069
		61,043,351
Information Technology (26.5%)
Apple Inc.	323,057,914	39,461,524
Microsoft Corp.	154,401,041	36,403,133
Visa Inc. Class A	34,472,321	7,298,824
NVIDIA Corp.	12,692,343	6,776,823
Mastercard Inc. Class A	17,949,212	6,390,817
* PayPal Holdings Inc.	23,975,771	5,822,276
Intel Corp.	83,175,513	5,323,233
* Adobe Inc.	9,812,506	4,664,571
Cisco Systems Inc.	86,427,661	4,469,174
* salesforce.com Inc.	18,787,439	3,980,495
Broadcom Inc.	8,356,970	3,874,793
Accenture plc Class A	12,984,039	3,586,841
Texas Instruments Inc.	18,838,509	3,560,290
QUALCOMM Inc.	23,255,561	3,083,455
Oracle Corp.	37,969,473	2,664,318
Applied Materials Inc.	18,785,649	2,509,763
International Business Machines Corp.	18,293,234	2,437,756
Intuit Inc.	5,605,883	2,147,390
* Micron Technology Inc.	22,900,428	2,020,047
* ServiceNow Inc.	4,014,436	2,007,660
* Advanced Micro Devices Inc.	24,807,186	1,947,364
Fidelity National Information Services Inc.	12,715,261	1,787,893
Lam Research Corp.	2,925,528	1,741,391

Automatic Data Processing Inc.	8,760,580	1,651,106
* Fiserv Inc.	11,786,216	1,403,031
* Autodesk Inc.	4,501,415	1,247,567
Global Payments Inc.	6,044,163	1,218,382
Analog Devices Inc.	7,551,468	1,171,082
NXP Semiconductors NV	5,670,565	1,141,712
KLA Corp.	3,154,014	1,042,086
TE Connectivity Ltd.	6,773,724	874,555
Microchip Technology Inc.	5,512,111	855,590
Cognizant Technology Solutions Corp. Class A	10,862,373	848,569
HP Inc.	25,636,911	813,972
Amphenol Corp. Class A	12,265,536	809,157
* Cadence Design Systems Inc.	5,711,163	782,372
* Synopsys Inc.	3,119,451	772,938
Corning Inc.	15,729,980	684,411
Motorola Solutions Inc.	3,460,660	650,777
Paychex Inc.	6,570,869	644,077
Xilinx Inc.	5,031,039	623,346
Skyworks Solutions Inc.	3,376,160	619,458
* ANSYS Inc.	1,776,096	603,091
* Keysight Technologies Inc.	3,810,090	546,367
* Zebra Technologies Corp.	1,094,543	531,050
* Fortinet Inc.	2,773,504	511,490
Maxim Integrated Products Inc.	5,487,035	501,350
CDW Corp.	2,887,006	478,521
* FleetCor Technologies Inc.	1,707,093	458,576
* Enphase Energy Inc.	2,642,129	428,448
* Qorvo Inc.	2,319,380	423,751
Hewlett Packard Enterprise Co.	26,643,760	419,373
Western Digital Corp.	6,268,448	418,419
Teradyne Inc.	3,413,677	415,376
* VeriSign Inc.	2,038,052	405,083
* Trimble Inc.	5,135,754	399,510
* Paycom Software Inc.	1,004,388	371,684
Broadridge Financial Solutions Inc.	2,370,366	362,903
Citrix Systems Inc.	2,518,390	353,481
* Tyler Technologies Inc.	830,362	352,514
* Akamai Technologies Inc.	3,342,420	340,593
* Arista Networks Inc.	1,124,711	339,539
* Gartner Inc.	1,815,580	331,434
NetApp Inc.	4,555,310	331,034
Seagate Technology plc	4,111,491	315,557
Monolithic Power Systems Inc.	877,586	309,972
* F5 Networks Inc.	1,261,554	263,185
NortonLifeLock Inc.	11,908,138	253,167
Jack Henry & Associates Inc.	1,556,932	236,218
Western Union Co.	8,408,522	207,354
Juniper Networks Inc.	6,715,615	170,107
* DXC Technology Co.	5,213,847	162,985
* IPG Photonics Corp.	734,954	155,031
FLIR Systems Inc.	2,687,845	151,783
Xerox Holdings Corp.	219,617	5,330
		183,368,295
Materials (2.7%)
Linde plc	10,703,250	2,998,408
Air Products & Chemicals Inc.	4,529,743	1,274,398
Sherwin-Williams Co.	1,650,831	1,218,330

Ecolab Inc.	5,091,044	1,089,840
Newmont Corp.	16,383,029	987,405
* Freeport-McMoRan Inc.	29,855,827	983,152
Dow Inc.	15,253,965	975,338
DuPont de Nemours Inc.	11,021,022	851,705
PPG Industries Inc.	4,850,943	728,903
Corteva Inc.	15,233,251	710,174
International Flavors & Fragrances Inc.	4,384,156	612,072
Ball Corp.	6,713,355	568,890
LyondellBasell Industries NV Class A	5,267,853	548,120
Nucor Corp.	6,103,185	489,903
Vulcan Materials Co.	2,714,179	458,018
International Paper Co.	8,049,152	435,218
Martin Marietta Materials Inc.	1,275,530	428,348
Amcor plc	31,962,795	373,325
Celanese Corp. Class A	2,336,697	350,061
Albemarle Corp.	2,386,667	348,716
Avery Dennison Corp.	1,698,884	312,000
Eastman Chemical Co.	2,780,720	306,213
FMC Corp.	2,647,178	292,804
Westrock Co.	5,395,804	280,852
Packaging Corp. of America	1,940,433	260,949
Mosaic Co.	7,059,818	223,161
CF Industries Holdings Inc.	4,383,177	198,908
Sealed Air Corp.	3,174,006	145,433
		18,450,644
Real Estate (2.5%)
American Tower Corp.	9,097,265	2,174,792
Prologis Inc.	15,138,642	1,604,696
Crown Castle International Corp.	8,829,561	1,519,832
Equinix Inc.	1,827,842	1,242,183
Digital Realty Trust Inc.	5,754,889	810,519
Public Storage	3,113,014	768,167
Simon Property Group Inc.	6,723,683	764,953
SBA Communications Corp. Class A	2,238,347	621,253
Welltower Inc.	8,545,329	612,102
Weyerhaeuser Co.	15,308,145	544,970
* CBRE Group Inc. Class A	6,871,495	543,604
AvalonBay Communities Inc.	2,856,807	527,110
Equity Residential	7,018,642	502,745
Realty Income Corp.	7,644,371	485,418
Alexandria Real Estate Equities Inc.	2,601,486	427,424
Ventas Inc.	7,672,366	409,244
Essex Property Trust Inc.	1,330,103	361,575
Extra Space Storage Inc.	2,704,043	358,421
Healthpeak Properties Inc.	11,032,186	350,162
Mid-America Apartment Communities Inc.	2,340,830	337,922
Duke Realty Corp.	7,648,921	320,719
Boston Properties Inc.	2,903,280	293,986
UDR Inc.	6,073,749	266,395
* Host Hotels & Resorts Inc.	14,434,078	243,214
Iron Mountain Inc.	5,907,715	218,645
Regency Centers Corp.	3,234,870	183,450
Kimco Realty Corp.	8,854,579	166,023
Vornado Realty Trust	3,214,028	145,885
Federal Realty Investment Trust	1,429,229	144,995

SL Green Realty Corp.			38,666	2,706
				16,953,110
Utilities (2.6%)
NextEra Energy Inc.			40,121,602	3,033,594
Duke Energy Corp.			15,735,015	1,518,901
Southern Co.			21,630,352	1,344,543
Dominion Energy Inc.			16,492,434	1,252,765
Exelon Corp.			19,986,777	874,222
American Electric Power Co. Inc.			10,166,030	861,063
Sempra Energy			6,194,441	821,259
Xcel Energy Inc.			11,006,562	732,046
Public Service Enterprise Group Inc.			10,341,720	622,675
Eversource Energy			7,022,663	608,092
WEC Energy Group Inc.			6,458,479	604,449
American Water Works Co. Inc.			3,714,550	556,885
DTE Energy Co.			3,966,668	528,122
Edison International			7,761,759	454,839
PPL Corp.			15,746,082	454,117
Ameren Corp.			5,188,249	422,116
Entergy Corp.			4,104,186	408,243
FirstEnergy Corp.			11,120,551	385,772
AES Corp.			13,672,322	366,555
CMS Energy Corp.			5,913,291	362,012
Consolidated Edison Inc.			4,611,411	344,934
Alliant Energy Corp.			5,117,627	277,171
Evergy Inc.			4,644,265	276,473
Atmos Energy Corp.			2,622,704	259,254
CenterPoint Energy Inc.			11,287,372	255,659
NiSource Inc.			8,019,002	193,338
NRG Energy Inc.			5,008,048	188,954
Pinnacle West Capital Corp.			2,308,772	187,819
				18,195,872
Total Common Stocks (Cost $379,402,183)				687,583,904
	Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
1,2 Vanguard Market Liquidity Fund	0.081%		26,159,941	2,615,994

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
3 United States Cash Management Bill	0.081%	5/18/21	81,000	80,998
Total Temporary Cash Investments (Cost $2,696,188)				2,696,992
Total Investments (100.0%) (Cost $382,098,371)				690,280,896
Other Assets and Liabilities-Net (0.0%)				261,122
Net Assets (100%)				690,542,018
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $222,710,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $233,205,000 was received for securities on loan, of which $ 210,705,000 is held in Vanguard Market
Liquidity Fund and $22,500,000 is held in cash.

3 Securities with a value of $80,998,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
						($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index			June 2021	11,866	2,353,858	20,635

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(% )	($000)	($000)
Consolidated Edison Inc.	9/2/21	BOANA	98,532	(0.656)	6,157	—
Consolidated Edison Inc.	9/2/21	BOANA	65,650	(0.519)	9,898	—
International Flavors &
Fragrances Inc.	2/2/22	GSI	96,847	0.192	2,549	—
Kroger Co.	2/2/22	GSI	35,870	(0.107)	118	—
Netflix Inc.	9/2/21	BOANA	53,885	(0.119)	—	(1,724)
State Street Corp.	9/2/22	BOANA	82,958	(0.619)	13,344	—
State Street Corp.	9/2/22	BOANA	50,148	(0.606)	302	—
State Street Corp.	9/2/22	BOANA	13,384	(0.608)	138	—
Visa Inc. Class A	9/2/21	BOANA	53,098	(0.019)	—	(166)
Williams Cos. Inc.	9/2/21	BOANA	82,224	(0.519)	4,502	—
					37,008	(1,890)

1 Based on 1M USD London Interbank Offered Rate (LIBOR ) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA —Bank of America, N.A.
GSI—Goldman Sachs International.

At March 31, 2021,the counterparties had deposited in segregated accounts securities with a value of $40,050,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or

500 Index Fund

whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

500 Index Fund

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

D. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
March 31, 2021, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	687,583,904	—	—	687,583,904
Temporary Cash Investments	2,615,994	80,998	—	2,696,992
Total	690,199,898	80,998	—	690,280,896
Derivative Financial Instruments
Assets
Futures Contracts[1]	20,635	—	—	20,635
Swap Contracts	—	37,008	—	37,008
Total	20,635	37,008	—	57,643
Liabilities
Swap Contracts	—	1,890	—	1,890

1 Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.